Statutory Requirements and Dividends Restrictions - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Statutory Accounting Practices [Line Items]
Capital contributions reserves	$ 879.9
Aspen UK
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	(690.0)
AUL
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	(31.0)
Syndicate to maintain funds at Lloyd	964.6
Total funds held by AUL	1,016.7
Bermuda
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	$ (322.9)
Statutory capital and surplus, percent	25.00%
Statutory capital and surplus, percent reduction requiring approval	15.00%
Percent warning level of amount of enhanced capital required from statutory capital and surplus	120.00%
Bermuda | AUL
Statutory Accounting Practices [Line Items]
Total funds held by AUL	$ 465.2